Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
High Income Portfolio
April 30, 2001
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 8.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

VHI2-01-02 October 6, 2001
1.750741.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
High Income Portfolio
April 30, 2001
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 8.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

VHII-01-02 October 6, 2001
1.750739.101

Supplement to the
Fidelity® Variable Insurance Products
Service Class High
Income Portfolio
April 30, 2001
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 8.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

VHIS-01-02
1.750740.101 October 6, 2001

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2001
Prospectus

The following information replaces similar information found under the "Fund Management" section beginning on page 28.

For VIP Aggressive, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, and VIP Overseas, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The following information replaces the biographical information for David Felman and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 28.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

The following information replaces the biographical information for Barry Coffman found in the "Fund Management" section beginning on page 28.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

VIP2C-01-03 October 6, 2001
1.741913.104

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2001
Prospectus

The following information replaces the biographical information for Barry Coffman, David Felman, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 24.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIP2NIM5-01-02 October 6, 2001
1.760096.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces similar information found under Footnote A under the heading "Operating Expenses" for VIP Index 500 in the "Fund Summary" section on page 18.

VIP Index 500	0.28%	4/18/97

The information replaces the third paragraph found under the heading "Principal Investment Strategies" for VIP Growth Portfolio in the "Fund Details" section on page 21.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The following information replaces the fifth and sixth paragraphs under the heading "Fund Management" in the "Fund Services" section on page 28.

BT serves as a sub-adviser and the custodian for VIP Index 500. Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser for the fund. The sub-adviser chooses VIP Index 500's investments and places orders to buy and sell the fund's investments.

BT and DAMI are both wholly-owned indirect subsidiaries of Deutsche Bank AG. As of January 31, 2001, BT had approximately $221.2 billion in discretionary assets under management and as of December 31, 2000, DAMI had approximately $17.6 billion in discretionary assets under management.

The following information replaces the biographical information for Barry Coffman, David Felman, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 29.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

VIPIC-01-03 October 6, 2001
1.483793.113

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001 Prospectus

The following information replaces the biographical information for Barry Coffman found in the "Fund Management" section on page 25.

Mark Notkin is vice president and manager of Fidelity VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

VIPINMDA-01-01 October 6, 2001
1.764774.100

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2001 Prospectus

The following information replaces the biographical information for Barry Coffman, David Felman and Beso Sikharulidze, respectively, found in the "Fund Management" section on page 29.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIPSC-01-03 October 6, 2001
1.483794.110

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2001
Prospectus

The following information replaces the biographical information for Barry Coffman, David Felman, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 24.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIPSNIM5-01-02 October 6, 2001
1.760097.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces the biographical information for Barry Coffman and David Felman, respectively, found in the "Fund Management" section on page 27.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

VIPINDA-01-02 October 6, 2001
1.760098.101